UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 5/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2017 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.22%

Apparel & Other Finished Products of Fabric - 0.43%
2,330	Hanesbrands, Inc.	48,114

Beverages - 1.03%
625	Constellation Brands, Inc. Class A	114,219

Bottled & Canned Soft Drinks Carbonated Waters - 3.03%
2,210	Monster Beverage Corp. *	111,738
1,245	National Beverage Corp. *	119,458
465	Coca Cola Bottling Co Consolidated	105,899
		337,095
Business Services - 6.27%
1,285	Fidelity National Information Services, Inc	110,343
1,900	Total System Services, Inc.	113,145
3,685	Visa, Inc.	350,923
2,820	Zillow Group, Inc. *	123,770
		698,181
Cable & Other Pay Television Services - 2.09%
350	Charter Communications, Inc. *	120,942
2,670	Comcast Corp.	111,312
		232,254
Chemicals & Allied Products - 0.97%
2,700	The Chemours Co.	107,973

Computer Peripheral Equipment, NEC - 1.13%
3,445	Logitech International SA*	125,639

Computer Storage Devices - 0.95%
1,175	Western Digital Corp.	105,820

Crude Petroleum & Natural Gas - 1.56%
1,265	Stanley Black & Decker, Inc. *	174,115

Electromedical & Electrotherapeutic - 2.80%
2,270	Masimo Corp. *	197,581
5,000	Cutera, Inc. *	114,000
		311,581
Electronic Computers - 1.96%
1,430	Apple Inc.	218,447

Finance Services - 1.14%
3,450	Green Dot Corp. *	126,753

Fire, Marine & Casualty Insurance - 2.72%
585	Chubb Ltd.	83,766
2,625	Progressive Corp. *	111,379
2,965	Kinsale Capital Group, Inc. *	107,452
		302,597
Health Care Plans - 0.91%
1,470	Megallen Health Services, Inc. *	101,062

Household Appliances - 1.97%
4,000	Smith A O Corp.	219,480

Industrial Instruments for Measurement - 2.36%
3,220	MKS Instruments, Inc.	263,235

Instruments For Meas & Testing of Electricity & Electrical Signals - 1.39%
8,470	Cohu, Inc. *	155,255

Insurance Agents Brokers & Services - 0.26%
1,310	Health Insurance Innovations, Inc. *	29,148

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 0.61%
995	Toro Company	68,148

Life Insurance - 0.90%
1,390	Primerica, Inc.	100,358

Loan Brokers - 1.22%
870	Lending Tree, Inc. *	135,372

Measuring & Controlling Devices, NEC - 1.26%
815	Thermo Fisher Scientific, Inc.	140,824

Meat Products - 0.91%

855	Sanderson Farms, Inc.	101,488

Motor Vehicles & Passanger Car Bodies - 1.04%
340	Tesla, Inc. *	115,943

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.47%
790	Align Technology, Inc. *	114,708
960	Edwards Lifesciences Corp. *	110,467
55	Intuitive Surgical, Inc. *	50,307
		275,482
Pharmaceutical Preparations - 1.00%
905	Vertex Pharmaceuticals Incorporated *	111,858

Radio Telephone Communications- 1.59%
2,630	T-Mobile US, Inc. *	177,315

Retail-Eating Places - 0.94%
220	Chipotle Mexican Grill, Inc. *	105,017

Retail Stores - 3.62%
405	Amazon.com, Inc. *	402,821

Semiconductors & Related Devices - 2.11%
870	NVIDA Corporation	125,585
1,665	Cirrus Logic Inc. *	109,807
		235,392
Services-Business Services, NEC - 9.64%
2,905	MasterCard, Inc.	356,966
5,680	PayPal Holdings, Inc. *	296,553
160	Priceline.com, Inc. *	300,334
870	Stamps.com, Inc. *	119,973
		1,073,826
Services-Commercial Physical & Biological - 0.96%
1,480	PRA Health Sciences, Inc. *	106,930

Services-Computer Programming, Data Processing, Etc - 7.53%
410	Alphabet, Inc. Class A *	404,707
2,125	Facebook, Inc. Class A *	321,853
2,045	The Trade Desk, Inc. *	112,475
		839,035

Services-Medical Services - 2.49%

1,400	Centene Corp. *	101,682
1,000	United Health Group, Inc.	175,180
		276,862
Services-Miscellaneous Health & Allied Services, NEC - 1.24%
290	Fresenius Medical Care Corp.	138,388

Services-Prepackaged Software - 12.82%
780	Adobe Systems, Inc. *	110,651
1,940	Activision Blizzard, Inc.	113,645
1,400	Logmein, Inc.	155,400
3,185	Microsoft Corp.	222,440
2,285	Paylocity Holding Corp. *	107,052
1,215	Salesforce.com, Inc. *	108,913
4,875	Square *	112,076
2,605	Take-Two Interactive Software, Inc. *	199,908
480	Ultimate Software Group, Inc. *	105,955
1,690	Electronic Arts, Inc. *	191,528
		1,427,568
Services-Video Tape Rental - 2.91%
1,990	Netflix, Inc. *	324,509

Ship & Boat Building & Repairing - 1.84%
1,010	General Dynamics Corp.	205,283

Sporting & Athletic Goods, NEC - 0.92%
2,385	Johnson Outdoors, Inc.	102,412

Surgical & Medical Instruments & Apparatus - 6.14%
810	Abiomed, Inc. *	111,318
1,410	Cantel Medical Corp. *	109,726
2,240	Baxter International	132,854
3,550	LeMaitre Vascular, Inc.	108,488
1,540	ResMed, Inc.	109,494
780	Stryker Corp.	111,509
		683,389

Transportation Services- 0.98%
760	Expedia, Inc.	109,273

Wholesale-Computer & Peripheral Equipment & Software- 1.10%
1,560	ePlus, Inc.	122,850

Wholesale-Groceries & Related Products- 0.99%
520	Domino's Pizza, Inc.	110,094

TOTAL FOR COMMON STOCKS (Cost $9,295,559) - 100.22%		$ 11,161,405

MONEY MARKET FUND - 3.92%
436,079	Fidelity Institutional Mm Fds Govt Class - 0.59%	$ 436,079

TOTAL FOR MONEY MARKET FUND (Cost 436,079) - 3.92%		$ 436,079

TOTAL INVESTMENTS (Cost $9,731,638) - 104.14% ***		$ 11,597,484

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.14%)		(460,710)

NET ASSETS - 100.00%		$ 11,136,774

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,731,638 amounted to $1,865,846, which consisted of aggregate gross unrealized appreciation of $1,883,023 and aggregate gross unrealized depreciation of $17,177.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,731,638 amounted to $1,865,846, which consisted of aggregate gross unrealized appreciation of $1,883,023 and aggregate gross unrealized depreciation of $17,177.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,161,405	$0	$0	$11,161,405
Money Market	$436,079	$0	$0	$436,079
Total	$11,597,484	$0	$0	$11,597,484

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/31/2017